Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 3, 2021 to

PROSPECTUS DATED May 1, 2020,

As supplemented November 4, 2020

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 3, 2021 to

PROSPECTUS DATED May 1, 2020,

As supplemented November 4, 2020

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 3, 2021 to

PROSPECTUS DATED May 1, 2020,

As supplemented November 4, 2020

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 3, 2021 to

PROSPECTUS DATED May 1, 2020,

As supplemented November 4, 2020

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated March 3, 2021 to

PROSPECTUS DATED May 1, 2020,

As supplemented November 4, 2020

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about April 16, 2021, the Fund’s approximate target strategic allocation will be 85% to equity, 10% to multi-asset and 5% to alternative asset classes.